Average Annual Total Returns - Victory Sycamore Small Company Opportunity Fund	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R Life of Class	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Life of Class	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I Life of Class	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions Life of Class	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares Life of Class	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y Life of Class	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	(1.61%)	10.47%	10.12%		4.73%	12.15%	11.15%		4.21%	11.55%	10.53%		4.06%	9.98%	8.94%		2.60%	8.92%	8.25%		4.82%	12.17%			4.57%	11.95%			4.63%	9.65%	8.66%